NOTES PAYABLE - Revolving Loan Due to SPE Member (Details) - Line of Credit - Revolving Loan Due To SPE Member - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2020	May 31, 2020	Apr. 30, 2017	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total capacity		$ 35.0	$ 45.0
Fixed interest rate, annual		14.00%	10.00%
Percent of capacity usage for financing of hardware purchases	0.70%	0.85%	1.00%
Outstanding balance				$ 9.6	$ 7.4